Expected credit loss measurement - ECL for the period (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	$ 80	$ 28	$ (272)	$ 108	$ (540)
Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	46			69	(187)
Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	14			16	(117)
Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	0			0	0
Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	21			23	(200)
Group Functions
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	(1)			$ (1)	$ (35)
Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	88
Positions that are not credit impaired | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	51
Positions that are not credit impaired | Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	13
Positions that are not credit impaired | Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	0
Positions that are not credit impaired | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	24
Positions that are not credit impaired | Group Functions
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	(1)
Credit-impaired positions
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	(8)
Credit-impaired positions | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	(5)
Credit-impaired positions | Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	0
Credit-impaired positions | Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	0
Credit-impaired positions | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	(3)
Credit-impaired positions | Group Functions
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	$ 0